Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Capital Leased Assets
Capital lease amounts included in Property, plant and equipment are as follows:

	(dollars in millions)
At December 31,	2017	2016
Capital leases	$1,463	$1,277
Less accumulated amortization	(692)	(524)
Total	$771	$753

Schedule of Aggregate Minimum Rental Commitments under Noncancelable Operating Leases
The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2017, are as follows:

		(dollars in millions)
Years	Capital Leases	Operating Leases
2018	$413	$3,290
2019	268	3,046
2020	179	2,683
2021	87	2,301
2022	50	1,952
Thereafter	135	7,462
Total minimum rental commitments	1,132	$20,734
Less interest and executory costs	112
Present value of minimum lease payments	1,020
Less current installments	382
Long-term obligation at December 31, 2017	$638

Schedule of Aggregate Minimum Rental Commitments under Noncancelable Capital Leases
The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2017, are as follows:

		(dollars in millions)
Years	Capital Leases	Operating Leases
2018	$413	$3,290
2019	268	3,046
2020	179	2,683
2021	87	2,301
2022	50	1,952
Thereafter	135	7,462
Total minimum rental commitments	1,132	$20,734
Less interest and executory costs	112
Present value of minimum lease payments	1,020
Less current installments	382
Long-term obligation at December 31, 2017	$638